Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Non-current assets:
Total assets	$ 1,931,856	$ 1,788,263	$ 1,779,180
LIABILITIES AND STOCKHOLDERS' EQUITY:
Total liabilities	627,968	1,298,240
Stockholders' equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at September 30, 2020 and September 30, 2019, respectively	0
Additional paid-in capital	1,587,208	652,493
Accumulated deficit	(283,475)	(162,578)
Total stockholders' equity	1,303,888	490,023	505,553	$ 456,373
Total liabilities and stockholders' equity	1,931,856	1,788,263
Parent Company [Member]
Non-current assets:
Investments in subsidiaries	1,303,888	490,023
Total non-current assets	1,303,888	490,023
Total assets	1,303,888	490,023
LIABILITIES AND STOCKHOLDERS' EQUITY:
Total liabilities
Stockholders' equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at September 30, 2020 and September 30, 2019, respectively
Additional paid-in capital	1,587,208	652,493
Accumulated deficit	(283,475)	(162,578)
Total stockholders' equity	1,303,888	490,023
Total liabilities and stockholders' equity	1,303,888	490,023
Common Class A [Member]
Stockholders' equity:
Common stock value	155	75
Total stockholders' equity	155	75	75	75
Common Class A [Member] | Parent Company [Member]
Stockholders' equity:
Common stock value	155	75
Common Class B [Member]
Stockholders' equity:
Common stock value	0	33
Total stockholders' equity		33	$ 33	$ 33
Common Class B [Member] | Parent Company [Member]
Stockholders' equity:
Common stock value		$ 33